Supplementry Financial Statement Information	12 Months Ended
Dec. 31, 2025
Supplementry Financial Statement Information [Abstract]
SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

NOTE 13 - SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

A.	OTHER PAYABLES (U.S. dollars in thousands):

	December 31
	2025	2024
Employees and employee institutions	580	933
Expenses payable	712	275
Royalties payable	574	408
Advances from Baran	474	-
Other liabilities	18	16
	2,358	1,632

B.	REVENUES:

In 2025 the Company recognized revenue from thermal energy storage unit provided to a customer in Europe (100%).

In 2023, the Company recognized revenue from engineering services provided to customers in Europe (97%) and North America.

Revenue recognized that was included in the contract liability balance (deferred revenue) at the beginning of the years ended December 31, 2025 and 2024, and 2023 amounts to $387, $0 and $175 thousand, respectively.

C.	COST OF REVENUES (U.S. dollars in thousands):

	Year ended December 31,
	2025	2024	2023
Salary and related expenses	-	-	393
Consultants and subcontractors	426	-	112
Write down of work-in-progress inventory to net realizable value	1,642	-	-
Expenditure on materials	5	-	1
Royalties	-	-	84
	2,073	-	590
Operating costs not attributed to projects (mainly salary and related expenses) *	1,523	985	965
	3,596	985	1,555

*	Cost and expenses relating to periods in which the plant did not operate in full capacity.

D.	RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):

	Year ended December 31,
	2025	2024	2023
Salary and related expenses	2,725	2,604	2,268
Consultants and subcontractors	290	342	388
Expenditure on materials	277	56	70
Depreciation and other	300	200	104
Office maintenance	368	387	440
	3,960	3,589	3,270
Less: Government Grants, see Note 2M	-	-	(92)
	3,960	3,589	3,178

E.	SELLING AND MARKETING (U.S. dollars in thousands):

	Year ended December 31,
	2025	2024	2023

Salary and related expenses	1,036	908	918
Office maintenance	35	38	35
Project Promotion	78	35	58
Consultants	11	96	87
Other	78	120	50
	1,238	1,197	1,148

F.	GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):

	Year ended December 31,
	2025	2024	2023

Salary and related expenses	2,557	2,082	2,134
Office maintenance	204	183	175
Consultants and insurance	1,453	1,889	1,778
Allowance for credit losses	-	289	380
Depreciation and other	118	114	170
	4,332	4,557	4,637

G.	OTHER INCOME (EXPENSES), NET

In 2024, include mainly the write-off of the remaining value of Rotem 1 remaining asset in the amount of $229 thousand (Note 7D).

H.	OTHER FINANCIAL INCOME (EXPENSES), NET (U.S. dollars in thousands):

Financial income (expenses):

	Year ended December 31
	2025	2024	2023
Interest income	75	215	161
Fair value adjustment of warrants	10	4,109	-
Warrants issuance costs	-	(473)	-
Exchange rate differences, Net	(738)	207	142
Bank fees	(17)	(24)	(12)
Other adjustment of royalty obligation	-	-	21
	(670)	4,034	312

I.	Loss per ordinary share:

Basic and diluted loss per share is computed as follows:

	Year ended December 31,
Numerator ($ in thousands):	2025	2024	2023
Net loss for the year, as reported	(13,905)	(6,772)	(9,648)
8% dividend on preferred shares	(84)	-	-
Deemed dividend for down-round adjustments:
- Preferred shares	(3,767)	-	-
- Warrants	(5,604)	-	-
The effect of change in terms of Series 3 warrants	-	-	(92)
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(23,360)	(6,772)	(9,740)
Denominator (Ordinary Shares in thousands)*
Weighted average number of shares outstanding during the year	370,124	132,265	55,338
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	38,668	17,320	436
Denominator for basic and diluted loss per share - weighted number of Ordinary Shares	408,792	149,585	55,774

Basic and dilutive loss per Ordinary Share (in dollars)	(57.14)	(45.27)	(174.63)

*	Post reverse stock splits of shares - see Note 11A.

For the reported years, all ordinary shares underlying the conversion of preferred shares, options and warrants (except for “penny warrant”) have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

These include as of December 31, 2025: Share option and warrants exercisable to 1,976,652 Ordinary Shares that, as of December 31, 2025, have zero effect under the treasury stock method and Preferred shares and share options that are “in the money” exercisable to 1,190,966 Ordinary Shares. See also Note 15A.